REIMBURSEMENT RIGHTS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Schedule of reservation rights and obligations

	12/31/2023	12/31/2022
Current assets
Fuel consumption account - CCC (a)	652,154	615,540
Reimbursement of Fixed Assets in Progress - AIC (b)	248,438	211,950
Adjustment Factor Itaipu	79,614	389,438
	980,206	1,216,928

Non-current asset
Fuel consumption account - CCC (a)	1,617,808	2,170,928
Estimated losses CCC - ECL	(340,063)	(340,063)
Reimbursement of Fixed Assets in Progress - AIC (b)	107,734	294,042
	1,385,479	2,124,907

Total right of reimbursement	2,365,685	3,341,835

Current Liabilities
PROINFA (c)	8,572	1,912,423
Total reimbursement obligation	8,572	1,912,423

(a)	Fuel Consumption Account – CCC

Credits that represent the right to reimbursement of the Fuel Consumption Account – CCC, related to the costs of generating electricity in isolated systems, including costs related to the contracting of energy and power associated with own generation to serve the public electricity service, the charges and taxes of the electric sector and, also, the investments made.

(b)Reimbursement of Fixed Assets in Progress - AIC

They refer to amounts receivable from fixed assets of distributors that were controlled by Eletrobras. The amounts will be received within 48 months and are updated by the SELIC or IPCA rate.

(c)PROINFA

The electrical power trading operations within the scope of PROINFA result in a net balance, that were transferred to ENBpar, in accordance with Resolution CPPI no. 203/2021. Thus, the reduction in the balance reflects the closing of the financial flows throughout the current financial year. See note 7.